INVESTMENTS IN ASSOCIATES - The Group's investments in associates (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Share of net assets	¥ 29,146	¥ 29,995	¥ 28,413
Associates [member]
Disclosure of associates [line items]
Share of net assets	¥ 4,067	¥ 3,695